OTHER INCOME AND EXPENSES AND LOSSES PER SHARE - Loss per share (Details)	12 Months Ended
Dec. 31, 2025 shares
Dividend Preference Share
Shares excluded from the calculation of diluted net loss per share
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	620,707,839
Number of outstanding warrants
Shares excluded from the calculation of diluted net loss per share
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	3,320,822